Banking borrowings (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Banking Borrowings
Banking borrowings outstanding	$ 4,300	¥ 30,000	¥ 15,000